UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2016

Date of reporting period: 10/31/2015

Item 1 – Report to Stockholders

OCTOBER 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

Funds For Institutions Series

➢	FFI Premier Institutional Fund
➢	FFI Institutional Fund
➢	FFI Select Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund
➢	FFI Institutional Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended October 31, 2015. U.S. economic growth was picking up considerably toward the end of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates, while international markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. U.S. Treasury bonds benefited as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated, and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening Chinese demand caused oil prices to slide once again and ignited another steep sell-off in emerging markets. Speculation as to whether the Fed would raise rates at its September meeting further fueled global volatility. Ultimately, the Fed postponed the rate hike, but this brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Stock markets finished the third quarter with the worst performance since 2011. High yield bonds also declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

The period ended with a strong October rally in risk assets. Given the recent scarcity of evidence of global growth, equity markets had become more reliant on central banks to drive performance. Although October brought generally soft economic data and lower growth estimates, global equities powered higher as China’s central bank provided more stimulus, the European Central Bank poised for more easing and soft U.S. data pushed back expectations for a Fed rate hike. Treasury bonds declined in October while all other asset classes benefited from investors’ increased risk appetite.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.77%	5.20%
U.S. small cap equities (Russell 2000® Index)	(4.12)	0.34
International equities (MSCI Europe, Australasia, Far East Index)	(6.44)	(0.07)
Emerging market equities (MSCI Emerging Markets Index)	(17.75)	(14.53)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.02)	3.57
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.58	2.87
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(3.38)	(1.91)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-Month Period Ended October 31, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the 6-month period ended October 31, 2015. Although the FOMC’s meeting on October 28th held a low probability of a rate hike, it was still significant to market participants as it helped gauge the FOMC’s sentiment as to its openness to higher rates by the end of this year. The post-meeting statement and follow-up comments were rather hawkish. Of note, the FOMC dropped warnings about “global economic and financial developments,” which had been added at the prior meeting. In our opinion, this put the decision to raise rates squarely on domestic developments. Additionally, Chairwoman Yellen made an explicit reference to the December meeting, saying that the FOMC will determine whether to raise rates at its “next meeting” by assessing the progress toward “its objectives of maximum employment and two percent inflation.” Market participants took notice, with fed funds futures contracts reflecting a 50% chance (up from 30%) of a fed funds rate hike by year end. However, hesitation on the part of the FOMC remains as a weak employment report and tepid third-quarter U.S. growth have led many to question the durability of the economic expansion in the United States. Furthermore, market-based expectations of medium-term inflation have softened and broad inflation measures remain well below the FOMC’s objective of 2%.

Looking ahead, we expect further clarity from the FOMC about the likelihood of an increase in interest rates beginning in December. While some uncertainty remains as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate product. Ultimately, our opinion is that economic data will drive the FOMC’s decision. We will be closely monitoring comments from FOMC members for hints as to their latest thinking.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB will re-examine the degree of stimulus it’s providing at its December meeting. That was interpreted by the markets as a hint to expect an expansion or extension of its bond buying program. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period as a possible rate hike from the FOMC was anticipated later in the year. The benchmark three-month LIBOR ended the period at 0.334%, which is just over five basis points (0.05%) higher than it had been six months prior.

The short-term tax-exempt market typically rebounds in the month of May after a period of seasonal weakness due to personal income tax payments having a negative impact on fund flows. Given that tax-related redemptions were much larger than expected in 2015, municipal money market funds continued to carry a high floater position in order to satisfy additional shareholder withdrawals. Prior sales by municipal money funds of variable rate demand note (“VRDN”) securities back to dealers kept dealer inventories at levels not seen in three years. While supply stabilized as redemptions eased, the rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day terms, remained elevated near a high of 0.11%.

The month of June, however, ushered demand back into the VRDN market as money funds sought to reinvest the seasonal inflows of bond coupons and replace maturing longer duration municipal notes. June also opened a window where municipalities begin to address 2016 fiscal budgets and annual operating financing needs by issuing longer duration municipal notes. However, the continued improvement in the fiscal health of state and local municipal issuers has contributed to the reduced need for short-term borrowing, resulting in a reduction in one-year fixed-rate note issuance by more than 22% from the previous year’s levels. Although expectations for a federal funds rate hike before the year end remain intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.19% on May 1, 2015 to 0.23% on October 31, 2015. In addition, the reduced supply of fixed-rate notes has also contributed to an increase in demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping to the historical low of 0.01% by October 31, 2015.

Municipal money fund investors continue to be very selective within longer duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Fund Information as of October 31, 2015	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

On July 28, 2015, the Board of Directors of the Fund approved changes to the Fund’s name and principal investment strategies. The Fund will change its name to BlackRock Premier Government Institutional Fund. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. These changes become effective on or about January 4, 2016. The Fund will continue to seek to maintain a net asset value of $1.00 per share.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2015	0.08%	0.08%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

On July 28, 2015, the Board of Directors of the Fund approved changes to the Fund’s name and principal investment strategies. The Fund will change its name to BlackRock Government Institutional Fund. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. These changes become effective on or about January 4, 2016. The Fund will continue to seek to maintain a net asset value of $1.00 per share.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2015	0.03%	0.03%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

On July 28, 2015, the Board of Directors of the Fund approved changes to the Fund’s name and principal investment strategies. The Fund will change its name to BlackRock Select Government Institutional Fund. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. These changes become effective on or about January 4, 2016. The Fund will continue to seek to maintain a net asset value of $1.00 per share.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2015	0.06%	0.06%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2015	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	55%
Repurchase Agreements	45
Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	5

Funds For Institutions Series

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2015	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	104%
Liabilities in Excess of Other Assets	(4)
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”) investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

On October 19, 2015, the Boards of the Fund and MuniCash (the “Acquiring Fund”), a series of BlackRock Liquidity Funds, approved the reorganization of the Fund with and into the Acquiring Fund, with the Acquiring Fund continuing as the surviving fund after the reorganization. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Fund approved the reorganization, which is expected to be completed on or about January 22, 2016.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2015	0.02%	0.02%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees or investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2015 and held through October 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
FFI Premier Institutional Fund[3]	$1,000.00	$1,000.50	$0.85	$1,000.00	$1,024.28	$0.87	0.17%
FFI Institutional Fund[3]	$1,000.00	$1,000.20	$1.16	$1,000.00	$1,023.98	$1.17	0.23%
FFI Select Institutional Fund[3]	$1,000.00	$1,000.40	$0.91	$1,000.00	$1,024.23	$0.92	0.18%
FFI Government Fund	$1,000.00	$1,000.10	$0.70	$1,000.00	$1,024.43	$0.71	0.14%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.89	$0.25	0.05%
FFI Institutional Tax-Exempt Fund[3]	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.89	$0.25	0.05%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

[3]	Because the Funds invest significantly in their respective Master Portfolio, the expense example reflects the net expenses of both the Funds and the Master Portfolios in which they invest.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	7

Schedule of Investments October 31, 2015 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes (a):
0.11%, 11/02/15	$3,897	$3,896,987
0.12%, 11/18/15	3,897	3,896,770
0.16%, 12/30/15	1,340	1,339,660
0.15%, 1/08/16	12,490	12,486,461
0.22%, 1/25/16	20,000	19,989,611
0.22%, 2/01/16	1,925	1,923,942
0.26%, 2/02/16	20,000	19,986,567
0.20%, 2/03/16	2,000	1,998,956
0.30%, 2/17/16	12,640	12,628,814
0.24%, 2/23/16	8,510	8,503,667
Fannie Mae Variable Rate Notes, 0.16%, 7/25/16 (b)	29,780	29,789,165
Federal Farm Credit Bank Discount Notes (a):
0.13%, 11/17/15	5,000	4,999,711
0.19%, 12/02/15	20,000	19,996,728
0.23%, 12/23/15	12,776	12,771,755
0.23%, 1/27/16	2,150	2,148,805
Federal Farm Credit Bank Variable Rate Notes (b):
0.20%, 2/26/16	16,564	16,563,868
0.25%, 12/16/16	14,938	14,938,000
Federal Home Loan Bank:
0.20%, 1/14/16	4,065	4,064,642
0.36%, 3/14/16	15,840	15,838,643
Federal Home Loan Bank Discount Notes (a):
0.20%, 12/02/15	7,620	7,618,688
0.16%, 12/04/15	2,025	2,024,703
0.22%, 1/13/16	5,700	5,697,399
0.19%, 1/22/16	30,000	29,987,017
0.24%, 1/26/16	9,625	9,619,482
0.21%, 1/27/16	22,800	22,788,429
0.22%, 1/27/16	17,000	16,991,167
0.28%, 2/12/16	22,000	21,982,376
0.26%, 2/17/16	12,500	12,490,062
0.14%, 2/19/16	3,700	3,698,361
0.15%, 2/22/16	12,370	12,364,176
0.30%, 2/24/16	15,000	14,985,865
0.18%, 3/01/16	8,965	8,959,576
0.17%, 3/07/16	18,415	18,403,956
Federal Home Loan Bank Variable Rate Notes (b):
0.19%, 11/25/15	8,680	8,679,942
0.24%, 12/09/15	11,000	10,999,793
0.19%, 12/11/15	9,000	8,999,899
0.16%, 3/08/16	30,845	30,845,000
0.15%, 4/15/16	25,000	25,000,000
0.18%, 5/17/16	30,000	30,000,000
0.25%, 5/20/16	10,000	9,999,156
0.21%, 8/26/16	19,020	19,020,000
0.24%, 5/27/16	10,700	10,699,075
Freddie Mac Discount Notes (a):
0.13%, 11/20/15	3,385	3,384,768
0.15%, 12/28/15	4,570	4,568,915
0.21%, 1/05/16	13,000	12,995,071
0.22%, 1/06/16	20,000	19,991,933
0.22%, 1/13/16	4,320	4,318,029
0.17%, 2/04/16	2,135	2,134,042
0.19%, 2/25/16	64,625	64,585,435

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Variable Rate Notes (b):
0.19%, 11/25/15	$15,000	$15,000,000
0.17%, 2/18/16	20,280	20,279,076
0.21%, 1/13/17	9,495	9,493,836
Total U.S. Government Sponsored Agency Obligations — 55.4%		706,367,979

Repurchase Agreements — 44.6%
BNP Paribas Securities Corp., 0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $6,000,045, collateralized by various U.S. Government Sponsored Agency Obligations, 0.09% to 7.50%, due 9/30/19 to 8/20/44, original par and fair values of $35,412,708 and $6,412,955, respectively)	6,000	6,000,000
BNP Paribas Securities Corp., 0.12%, 11/07/15 (Purchased on 10/30/15 to be repurchased at $60,001,600, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.22%, due 3/25/24 to 4/25/55, original par and fair values of $41,563,006 and $63,756,700, respectively) (c)	60,000	60,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $70,169,655)		66,000,000
Citigroup Global Markets, Inc., 0.08%, 11/02/15 (Purchased on 10/30/2015 to be repurchased at $50,000,333, collateralized by various U.S. Treasury Obligations, 1.00% to 2.13%, due 5/31/18 to 9/30/21, original par and fair values of $50,326,520 and $51,000,031, respectively) (d)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.10%, 11/02/15 (Purchased on 10/30/2015 to be repurchased at $6,000,050 collateralized by various U.S. Treasury Obligations, 0.00% to 4.00%, due 3/31/16 to 2/15/50, original par and fair values of $6,113,942 and $6,120,000, respectively)	6,000	6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $57,120,031)		56,000,000
Goldman Sachs & Co., 0.16%, 11/06/15 (Purchased on 10/30/15 to be repurchased at $24,000,747, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 2/20/40 to 9/20/45, original par and fair values of $40,904,630 and $24,480,002, respectively)	24,000	24,000,000
Total Value of Goldman Sachs & Co. (collateral value of $24,480,002)		24,000,000
HSBC Securities (USA) Inc., 0.08%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $6,000,040, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 11/01/42, original par and fair value of $7,510,000 and $6,183,534, respectively)	6,000	6,000,000

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments (continued)	FFI Government Fund

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $75,000,375, collateralized by various U.S. Treasury Obligations, 0.00% to 7.63%, due 12/31/15 to 8/15/45, original par and fair values of $73,694,733 and $76,502,623, respectively) (b)	$75,000	$75,000,000
HSBC Securities (USA), Inc., 0.08%, 11/02/15 (Purchased between 1/27/15 to 7/21/15 to be repurchased at $70,000,466, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 11/01/42, original par and fair value of $87,570,000 and $72,102,801, respectively) (b)	70,000	70,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $154,788,958)		151,000,000
J.P. Morgan Securities LLC, 0.16%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $40,000,533, collateralized by various U.S. Government Sponsored Agency Obligations, 5.59% to 6.45%, due 6/16/32 to 7/16/43, original par and fair values of $1,168,218,441 and $44,400,117, respectively) (b)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $44,400,117)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 11/02/15 (Purchased on 10/30/2015 to be repurchased at $50,369,294 collateralized by a U.S. Treasury Obligation, 0.88%, due 1/15/18, original par and fair value of $51,215,900 and $51,376,419, respectively)	50,369	50,369,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $101,000,758, collateralized by various U.S. Government Sponsored Agency Obligations, 0.87% to 5.96%, due 5/16/38 to 10/20/62, original par and fair values of $1,219,681,481 and $110,879,338, respectively)	101,000	101,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 11/04/15 (Purchased on 10/28/15 to be repurchased at $13,000,404, collateralized by various U.S. Government Sponsored Agency Obligations, 0.72% to 5.00%, due 9/20/44 to 8/20/65, par and fair values of $41,564,613 and $14,430,000, respectively)	$13,000	$13,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $176,685,757)		164,369,000
Morgan Stanley & Co. LLC, 0.07%, 11/02/15 (Purchased on 10/30/2015 to be repurchased at $6,000,035, collateralized by various U.S. Government Sponsored Agency Obligations, 3.19% to 10.00%, due 7/15/17 to 2/20/45, original par and fair values of $15,549,108 and $6,120,000, respectively)	6,000	6,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $6,120,000)		6,000,000
TD Securities (USA) LLC, 0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $11,000,083, collateralized by a U.S. Treasury Obligation, 1.38%, due 9/30/18, original par and fair value of $11,096,000 and $11,220,021, respectively)	11,000	11,000,000
Total Value of TD Securities (USA) LLC (collateral value of $11,220,021)		11,000,000
Wells Fargo Securities LLC, 0.10%, 11/02/15 (Purchased on 8/14/14 to be repurchased at $50,000,417, collateralized by various U.S. Government Sponsored Agency Obligations, 1.99% to 3.50%, due 9/01/30 to 10/01/45, original par and fair values of $49,623,699 and $51,500,000, respectively) (b)	50,000	50,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $51,500,000)		50,000,000
Total Repurchase Agreements — 44.6%		568,369,000
Total Investments (Cost — $1,274,736,979*) — 100.0%		1,274,736,979
Other Assets Less Liabilities — 0.0%		89,296

Net Assets — 100.0%		$1,274,826,275

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of period end.

(c)	Variable rate security. Rate shown is as of period end and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	9

Schedule of Investments (concluded)	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,274,736,979	—	$1,274,736,979
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $248,792 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.00%, 11/02/15	$68,709	$68,709,000
0.01% - 0.02%, 11/05/15	15,277	15,276,969
0.00% - 0.02, 11/12/15	87,545	87,544,866
0.02%, 11/19/15	4,335	4,334,967
0.00% - 0.02%, 11/27/15	296,705	296,703,550
0.02%, 12/31/15	60,000	59,998,500
0.00% - 0.11%, 1/07/16	89,555	89,547,735
0.00%, 1/14/16	210,000	210,000,000
0.02% - 0.14%, 1/28/16	125,000	124,987,014
0.14%, 2/04/16	20,000	19,992,611
0.25%, 2/11/16	10,000	9,993,058
0.11%, 3/31/16	10,000	9,995,596
U.S. Treasury Notes:
4.50%, 11/15/15	53,000	53,083,831
0.25%, 11/30/15	270,000	270,044,280
0.25%, 12/15/15	20,000	20,004,216
0.25%, 12/31/15	10,000	10,003,409

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.38%, 1/15/16	$37,335	$37,348,278
0.38%, 1/31/16	10,000	10,005,723
0.38%, 2/15/16	57,825	57,863,550
4.50%, 2/15/16	20,000	20,247,695
0.25%, 2/29/16	6,855	6,856,865
2.63%, 2/29/16	49,990	50,399,660
2.38%, 3/31/16	17,880	18,038,512
0.09%, 4/30/16 (b)	41,797	41,797,021
0.09%, 7/31/16 (b)	37,475	37,481,456
0.07%, 10/31/16 (b)	58,842	58,831,735
0.10%, 1/31/17 (b)	22,000	22,000,000
0.09%, 4/30/17 (b)	34,577	34,578,670
Total Investments (Cost — $1,745,668,767*) — 104.0%		1,745,668,767
Liabilities in Excess of Other Assets — (4.0)%		(67,763,937)

Net Assets — 100.0%		$1,677,904,830

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of period end.

Fair Value Hierachy As of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term securities[1]	—	$1,745,668,767	—	$1,745,668,767
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $314,271 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	11

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund

Assets
Investments at value — from the applicable Master Portfolio[1]	$4,150,022,621	$1,806,805,935	$1,234,411,682	—
Investments at value — unaffiliated[2]	—	—	—	$706,367,979
Repurchase agreements, at value[3]	—	—	—	568,369,000
Cash	—	—	—	248,792
Receivables:
Capital shares sold	116,913,886	18,277,438	54,120,000	33,320,164
Interest	—	—	—	59,531
Withdrawals from the applicable Master Portfolio	4,242,307	7,215,285	—	—
Prepaid expenses	53,660	20,397	9,589	26,595

Total assets	4,271,232,474	1,832,319,055	1,288,541,271	1,308,392,061

Liabilities
Payables:
Capital shares redeemed	121,156,193	25,492,723	54,120,000	33,320,005
Administration fees	357,122	178,873	111,951	—
Income dividends	81,439	6,057	6,272	1,969
Investment advisory fees	—	—	—	115,500
Officer’s and Directors’ fees	3,600	1,192	1,529	5,403
Custodian fees	—	—	—	9,639
Other accrued expenses	139,158	128,611	106,112	113,270

Total liabilities	121,737,512	25,807,456	54,345,864	33,565,786

Net Assets	$4,149,494,962	$1,806,511,599	$1,234,195,407	$1,274,826,275

Net Assets Consist of
Paid-in capital	$4,148,982,214	$1,806,414,648	$1,234,115,734	$1,274,803,654
Accumulated net realized gain	—	—	—	22,621
Accumulated net realized gain allocated from the applicable Master Portfolio	512,748	96,951	79,673	—

Net Assets, $1.00 net asset value per share[4]	$4,149,494,962	$1,806,511,599	$1,234,195,407	$1,274,826,275

[1] Investments at cost — from the applicable Master Portfolio	$4,150,022,621	$1,806,805,935	$1,234,411,682	—
[2] Investments at cost — unaffiliated	—	—	—	$706,367,979
[3] Repurchase agreements at cost — unaffiliated	—	—	—	$568,369,000
[4] Shares outstanding, unlimited shares authorized, par value $0.10 per share	4,148,982,214	1,806,414,648	1,234,115,734	1,274,803,654

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1]	—	$1,732,685,849
Investments at value — unaffiliated[2]	$1,745,668,767	—
Cash	314,271	—
Receivables:
Capital shares sold	16,369,045	—
Interest	2,416,839	—
Investments sold	308,325,000	—
Prepaid expenses	23,755	26,798

Total assets	2,073,117,677	1,732,712,647

Liabilities
Payables:
Income dividends	—	15,690
Investment advisory fees	24,114	—
Investments purchased	378,671,780	—
Capital shares redeemed	16,388,391	—
Officer’s and Directors’ fees	7,308	1,011
Custodian fees	10,235	—
Other accrued expenses	111,019	71,529

Total liabilities	395,212,847	88,230

Net Assets	$1,677,904,830	$1,732,624,417

Net Assets Consist of
Paid-in capital	$1,677,738,826	$1,732,614,942
Undistributed net investment income	—	2,705
Accumulated net realized gain	166,004	—
Accumulated net realized gain allocated from the applicable Master Portfolio	—	6,770

Net Assets, $1.00 net asset value per share[3]	$1,677,904,830	$1,732,624,417

[1] Investments at cost — from the applicable Master Portfolio	—	$1,732,685,849
[2] Investments at cost — unaffiliated	$1,745,668,767	—
[3] Shares outstanding, unlimited shares authorized, par value $0.10 per share	1,677,738,835	1,730,592,082

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	13

Statements of Operations

Six Months Ended October 31, 2015 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund

Investment Income
Interest	—	—	—	$938,596
Net investment income allocated from the applicable Master Portfolio:
Interest	$5,496,266	$2,248,085	$2,085,235	—
Expenses	(1,247,049)	(558,734)	(516,745)	—

Total income	4,249,217	1,689,351	1,568,490	938,596

Fund Expenses
Investment advisory	—	—	—	2,080,566
Administration	2,055,493	1,287,686	1,032,263	—
Transfer agent	158,408	230,992	62,560	112,816
Registration	62,316	33,950	28,943	31,457
Professional	38,816	22,048	24,816	32,608
Printing	6,624	3,496	3,672	4,496
Officer and Directors	1,656	552	736	9,960
Custodian	—	—	—	53,352
Accounting services	—	—	—	28,176
Miscellaneous	6,709	8,452	5,271	32,302

Total expenses	2,330,022	1,587,176	1,158,261	2,385,733
Less:
Fees waived by the Manager	—	—	—	(1,510,167)
Fees waived and/or reimbursed by the administrator	—	(156,050)	(245,230)	—

Total expenses after fees waived and/or reimbursed	2,330,022	1,431,126	913,031	875,566

Net investment income	1,919,195	258,225	655,459	63,030

Realized Gain
Net realized gain from the applicable Master Portfolio	88,054	39,711	41,342	—
Net realized gain from investments	—	—	—	16,464

Net Increase in Net Assets Resulting from Operations	$2,007,249	$297,936	$696,801	$79,494

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Statements of Operations

Six Months Ended October 31, 2015 (Unaudited)	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	$500,145	—
Net investment income allocated from the applicable Master Portfolio:
Interest	—	$527,676
Expenses	—	(473,071)
Fees waived and paid indirectly	—	267,462

Total income	500,145	322,067

Fund Expenses
Investment advisory	3,053,816	—
Administration	—	1,065,665
Transfer agent	122,928	122,096
Registration	59,803	32,358
Professional	33,560	21,488
Printing	5,224	4,416
Officer and Directors	14,600	464
Custodian	34,400	—
Accounting services	29,824	—
Miscellaneous	31,171	15,284

Total expenses	3,385,326	1,261,771
Less:
Fees waived by the Manager	(2,885,530)	—
Fees waived and/or reimbursed by the administrator	—	(1,081,975)

Total expenses after fees waived and/or reimbursed	499,796	179,796

Net investment income	349	142,271

Realized Gain
Net realized gain from the applicable Master Portfolio	—	6,908
Net realized gain from investments	114,760	—

Net Increase in Net Assets Resulting from Operations	$115,109	$149,179

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	15

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$1,919,195	$3,577,057	$258,225	$540,375
Net realized gain	88,054	427,217	39,711	52,097

Net increase in net assets resulting from operations	2,007,249	4,004,274	297,936	592,472

Distributions to Shareholders[1]
From net investment income	(1,919,195)	(3,591,156)	(258,225)	(546,020)
From net realized gain	—	(510,901)	—	(95,355)

Decrease in net assets resulting from distributions to shareholders	(1,919,195)	(4,102,057)	(258,225)	(641,375)

Capital Transactions
Net proceeds from sale of shares	15,389,632,771	28,700,848,701	2,027,285,944	3,852,919,719
Reinvestment of distributions	1,470,184	3,663,128	226,607	588,203
Cost of shares redeemed	(14,682,708,431)	(31,877,057,224)	(1,921,051,371)	(4,085,022,542)

Net increase (decrease) in net assets derived from capital transactions	708,394,524	(3,172,545,395)	106,461,180	(231,514,620)

Net Assets
Total increase (decrease) in net assets	708,482,578	(3,172,643,178)	106,500,891	(231,563,523)
Beginning of period	3,441,012,384	6,613,655,562	1,700,010,708	1,931,574,231

End of period	$4,149,494,962	$3,441,012,384	$1,806,511,599	$1,700,010,708

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Select Institutional Fund		FFI Government Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$655,459	$1,119,142	$63,030	$139,171
Net realized gain	41,342	67,155	16,464	8,449

Net increase in net assets resulting from operations	696,801	1,186,297	79,494	147,620

Distributions to Shareholders[1]
From net investment income	(655,459)	(1,124,178)	(63,030)	(141,665)
From net realized gain	—	(119,964)	—	(16,638)

Decrease in net assets resulting from distributions to shareholders	(655,459)	(1,244,142)	(63,030)	(158,303)

Capital Transactions
Net proceeds from sale of shares	5,199,239,773	19,810,515,835	3,080,617,118	6,571,512,895
Reinvestment of distributions	568,895	942,021	54,801	140,855
Cost of shares redeemed	(5,739,833,775)	(20,630,346,175)	(2,999,932,886)	(7,043,936,801)

Net increase (decrease) in net assets derived from capital transactions	(540,025,107)	(818,888,319)	80,739,033	(472,283,051)

Net Assets
Total increase (decrease) in net assets	(539,983,765)	(818,946,164)	80,755,497	(472,293,734)
Beginning of period	1,774,179,172	2,593,125,336	1,194,070,778	1,666,364,512

End of period	$1,234,195,407	$1,774,179,172	$1,274,826,275	$1,194,070,778

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	17

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$349	$706	$142,271	$363,290
Net realized gain	114,760	87,064	6,908	140,443

Net increase in net assets resulting from operations	115,109	87,770	149,179	503,733

Distributions to Shareholders[1]
From net investment income	(349)	(1,655)	(142,271)	(362,615)
From net realized gain	—	(100,051)	—	(186,277)

Decrease in net assets resulting from distributions to shareholders	(349)	(101,706)	(142,271)	(548,892)

Capital Transactions
Net proceeds from sale of shares	1,565,466,542	2,453,102,260	5,154,310,867	9,409,031,541
Reinvestment of distributions	311	99,770	64,475	415,590
Cost of shares redeemed	(1,643,715,913)	(2,826,572,287)	(4,404,002,549)	(9,856,085,183)

Net increase (decrease) in net assets derived from capital transactions	(78,249,060)	(373,370,257)	750,372,793	(446,638,052)

Net Assets
Total increase (decrease) in net assets	(78,134,300)	(373,384,193)	750,379,701	(446,683,211)
Beginning of period	1,756,039,130	2,129,423,323	982,244,716	1,428,927,927

End of period	$1,677,904,830	$1,756,039,130	$1,732,624,417	$982,244,716

Undistributed net investment income, end of period	—	—	$2,705	$2,705

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005		0.0007	0.0008	0.0017	0.0012	0.0022
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0005		0.0008	0.0008	0.0017	0.0012	0.0023

Distributions:[2]
From net investment income	(0.0005)		(0.0007)	(0.0008)	(0.0017)	(0.0012)	(0.0022)
From net realized gain	—		(0.0001)	—	—	—	—

Total distributions	(0.0005)		(0.0008)	(0.0008)	(0.0017)	(0.0012)	(0.0022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.05%	[4]	0.08%	0.08%	0.17%	0.12%	0.22%

Ratios to Average Net Assets[5]
Total expenses	0.17%	[6]	0.17%	0.17%	0.16%	0.16%	0.16%

Net investment income	0.09%	[6]	0.07%	0.08%	0.17%	0.12%	0.22%

Supplemental Data
Net assets, end of period (000)	$4,149,495		$3,441,012	$6,613,656	$8,715,444	$8,055,528	$11,284,540

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of Master Premier Institutional Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	19

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0004	0.0003	0.0008	0.0006	0.0017
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0002		0.0004	0.0003	0.0009	0.0007	0.0020

Distributions:[2]
From net investment income	(0.0002)		(0.0004)	(0.0003)	(0.0008)	(0.0006)	(0.0017)
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0002)		(0.0004)	(0.0003)	(0.0009)	(0.0007)	(0.0020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	[5]	0.04%	0.03%	0.09%	0.06%	0.20%

Ratios to Average Net Assets[6]
Total expenses	0.25%	[7]	0.24%	0.24%	0.23%	0.23%	0.22%

Total expenses after fees waived and/or reimbursed	0.23%	[7]	0.20%	0.20%	0.23%	0.23%	0.22%

Net investment income	0.03%	[7]	0.03%	0.02%	0.08%	0.05%	0.17%

Supplemental Data
Net assets, end of period (000)	$1,806,512		$1,700,011	$1,931,574	$2,177,640	$2,620,183	$4,595,474

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of Master Institutional Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004		0.0005	0.0005	0.0013	0.0010	0.0020
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0001

Net increase from investment operations	0.0004		0.0005	0.0005	0.0014	0.0011	0.0021

Distributions:[2]
From net investment income	(0.0004)		(0.0005)	(0.0005)	(0.0013)	(0.0010)	(0.0020)
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)

Total distributions	(0.0004)		(0.0005)	(0.0005)	(0.0014)	(0.0011)	(0.0021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	[5]	0.05%	0.05%	0.14%	0.11%	0.21%

Ratios to Average Net Assets[6]
Total expenses	0.21%	[7]	0.20%	0.20%	0.19%	0.20%	0.18%

Total expenses after fees waived and/or reimbursed	0.18%	[7]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.08%	[7]	0.05%	0.04%	0.13%	0.00%	0.21%

Supplemental Data
Net assets, end of period (000)	$1,234,195		$1,774,179	$2,593,125	$3,527,892	$2,888,885	$4,694,755

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of Master Institutional Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	21

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0001	0.0001	0.0001	0.0001	0.0005
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0001	0.0001	0.0001	0.0001	0.0005

Distributions::2
From net investment income	(0.0001)		(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0005)
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)

Total distributions	(0.0001)		(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	[5]	0.01%	0.01%	0.01%	0.01%	0.07%

Ratios to Average Net Assets
Total expenses	0.38%	[6]	0.37%	0.36%	0.35%	0.33%	0.33%

Total expenses after fees waived and paid indirectly	0.14%	[6]	0.10%	0.10%	0.18%	0.15%	0.22%

Net investment income	0.01%	[6]	0.01%	0.01%	0.01%	0.01%	0.05%

Supplemental Data
Net assets, end of period (000)	$1,274,826		$1,194,071	$1,666,365	$1,851,308	$2,777,785	$3,035,880

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0001	0.0001	0.0000	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.01%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.36%	[6]	0.35%	0.34%	0.34%	0.33%	0.33%

Total expenses after fees waived	0.05%	[6]	0.04%	0.05%	0.10%	0.05%	0.16%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,677,905		$1,756,039	$2,129,423	$2,405,503	$2,682,068	$2,640,947

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	23

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014		2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0001		0.0003		0.0003		0.0002	0.0003	0.0017
Net realized gain	0.0000	[1]	0.0002		0.0001		0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0005		0.0004		0.0002	0.0003	0.0017

Distributions:[2]
From net investment income	(0.0001)		(0.0003)		(0.0003)		(0.0002)	(0.0003)	(0.0017)
From net realized gain	—		(0.0002)		(0.0001)		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)		(0.0005)		(0.0004)		(0.0002)	(0.0003)	(0.0017)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	[5]	0.05%		0.04%		0.02%	0.03%	0.17%

Ratios to Average Net Assets[6]
Total expenses	0.21%	[7,8]	0.21%	[7]	0.24%	[7]	0.23%	0.23%	0.22%

Total expenses after fees waived and/or reimbursed	0.05%	[7,8]	0.06%	[7]	0.10%	[7]	0.21%	0.18%	0.22%

Net investment income	0.02%	[7,8]	0.03%	[7]	0.03%	[7]	0.02%	0.03%	0.18%

Supplemental Data
Net assets, end of period (000)	$1,732,624		$982,245		$1,428,928		$1,555,337	$2,928,969	$5,150,945

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of Master Institutional Tax-Exempt Portfolio’s allocated expenses and/or net investment income.

[7]

Includes the Fund’s share of Master Institutional Tax-Exempt Portfolio’s allocated fees waived of 0.04%, 0.04% and 0.01% for the period ended October 31, 2015 and for the years ended April 30, 2015 and April 30, 2014, respectively.

[8]	Annualized.

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Notes to Financial Statements (Unaudited)	Funds for Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of period end, the percentages of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of period end, the percentages of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 47% and 53%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	25

Notes to Financial Statements (continued)	Funds for Institutions Series

offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Government Fund and Treasury Fund may enter into repurchase agreements. Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively. A Fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, Government Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Notes to Financial Statements (continued)	Funds for Institutions Series

restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Manager, an indirect wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administration services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund’s and Treasury Fund’s portfolios and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

With respect to Government Fund and Treasury Fund, the Manager had contractually agreed to waive a portion of the investment advisory fees until September 1, 2017, so that the annual investment advisory fee rate for each Fund is 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by the Manager in the Statements of Operations.

For the six months ended October 31, 2015, the following amounts were waived pursuant to this agreement:

Government Fund	$823,395
Treasury Fund	$1,147,811

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the six months ended October 31, 2015, $245,230 was waived pursuant to this agreement.

The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

The Manager and/or Administrator voluntarily agreed to waive a portion of its respective advisory and/or administration fees and/or reimburse operating expenses to enable Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager or fees waived and/or reimbursed by the Administrator. The Manager and/or Administrator may discontinue the waiver or reimbursement at any time.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	27

Notes to Financial Statements (continued)	Funds for Institutions Series

For the six months ended October 31, 2015, the following amounts were waived pursuant to this agreement:

Institutional Fund	$156,050
Government Fund	$686,772
Treasury Fund	$1,737,719
Institutional Tax-Exempt Fund	$1,081,975

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended April 30, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Funds.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On July 28, 2015, the Board of the Funds approved changes to certain Funds’ names and principal investment strategies. Under its new principal investment strategies, each of these Funds will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Notes to Financial Statements (concluded)	Funds for Institutions Series

obligations or cash. These changes become effective on or about January 4, 2016. Each Fund will continue to seek to maintain a net asset value of $1.00 per share. The Board approved a change in the name of each Fund as follows:

Current Fund Name	New Fund Name
FFI Premier Institutional Fund	BlackRock Premier Government Institutional Fund
FFI Institutional Fund	BlackRock Government Institutional Fund
FFI Select Institutional Fund	BlackRock Select Government Institutional Fund

On October 19, 2015, the Boards of the Funds and MuniCash (the “Acquiring Fund”), a series of BlackRock Liquidity Funds, approved the reorganization of the Fund with and into the Acquiring Fund, with the Acquiring Fund continuing as the surviving fund after the reorganization. If approved, the reorganization would result in an in-kind liquidation of Master Institutional Tax-Exempt Portfolio into the Fund. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Fund approved the reorganization, which is expected to be completed on or about January 22, 2016.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	29

Master Portfolio Information as of October 31, 2015	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Commercial Paper	29%
Certificates of Deposit — Yankee	19
Repurchase Agreements	16
Time Deposits	14
U.S. Government Sponsored Agency Obligations	9
U.S. Treasury Obligations	9
Certificates of Deposit — Domestic	2
Corporate Notes	2

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Commercial Paper	25%
Certificates of Deposit — Yankee	20
Repurchase Agreements	16
Time Deposits	15
U.S. Treasury Obligations	11
U.S. Government Sponsored Agency Obligations	9
Certificates of Deposit — Domestic	2
Corporate Notes	2

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	73%
Fixed Rate Notes	14
Other Assets Less Liabilities	13

Total	100%

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.4%
Citibank NA, NY, 0.27%, 12/10/15 (a)	$26,000	$26,000,000
Wells Fargo Bank NA (a):
0.28%, 11/20/15	33,565	33,565,177
0.29%, 1/14/16	40,000	40,000,000

		99,565,177
Yankee (b) — 19.4%
Bank of Montreal, Chicago:
0.30%, 12/23/15	40,000	40,000,000
0.31%, 1/07/16 (a)	50,000	50,000,000
Bank of Nova Scotia, Houston (a):
0.30%, 11/06/15	20,000	20,000,000
0.44%, 1/11/16	7,000	7,001,431
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.54%, 11/19/15 (a)	20,000	20,001,408
0.28%, 1/04/16	50,000	50,000,000
Credit Agricole Corporate & Investment Bank, NY, 0.32%, 11/03/15	25,000	25,000,000
Credit Industriel et Commercial, NY, 0.41%, 12/31/15	25,000	25,000,000
KBC Bank NV, NY:
0.12%, 11/03/15	43,000	43,000,000
0.11%, 11/05/15	43,000	43,000,000
Mizuho Bank Ltd., NY, 0.34%, 12/31/15 (a)	40,000	40,000,000
Norinchukin Bank, NY:
0.35%, 11/12/15 (a)	45,000	45,000,000
0.17%, 11/20/15	25,000	25,000,000
0.31%, 12/18/15	80,000	80,000,000
Oversea Chinese Banking Corp. Ltd. (a):
0.27%, 12/09/15	53,940	53,939,905
0.27%, 12/11/15	15,000	15,000,000
Rabobank Nederland NV, NY:
0.36%, 12/11/15	35,000	35,000,000
0.32%, 1/11/16 (a)	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd:
0.29%, 11/04/15 (a)	45,000	45,000,000
0.35%, 11/09/15 (a)	40,000	40,000,000
0.22%, 12/23/15	45,000	45,000,000
Westpac Banking Corp., NY, 0.29%, 11/03/15 (a)	40,000	40,000,007

		806,942,751
Total Certificates of Deposit — 21.8%		906,507,928

Commercial Paper	Par (000)	Value
Australia & New Zealand Banking Group Ltd., 0.35%, 11/25/15 (a)	$40,000	$40,000,000
Barton Capital Corp. (c):
0.32%, 12/02/15	75,000	74,979,333
0.22%, 12/08/15	45,000	44,989,825
0.30%, 12/09/15	15,600	15,595,060
0.22%, 12/14/15	40,000	39,989,489
Bedford Row Funding Corp., 0.37%, 2/17/16 (a)	40,000	40,000,000
BNP Paribas SA, NY, 0.32%, 12/21/15 (c)	50,000	49,977,778
Cancara Asset Securitisation LLC (c):
0.24%, 12/01/15	10,000	9,998,000
0.23%, 12/08/15	35,000	34,991,727
0.23%, 12/10/15 (d)	22,875	22,869,300
0.40%, 1/04/16	40,000	39,971,556
Charta LLC, 0.34%, 12/01/15 (c)	5,000	4,998,583
Ciesco LLC, 0.34%, 12/01/15 (c)	10,000	9,997,167
Commonwealth Bank of Australia, 0.32%, 2/19/16 (a)	40,000	40,000,000
Credit Suisse NY, 0.42%, 1/04/16 (c)	30,000	29,977,600
DBS Bank Ltd., 0.30%, 11/09/15 (c)	40,000	39,997,333
HSBC Bank PLC, 0.30%, 11/19/15 (a)	20,000	20,000,000
ING US Funding LLC, 0.44%, 1/04/16 (c)	30,000	29,976,533
Lloyds Bank PLC, 0.27%, 1/04/16 (c)	40,000	39,980,800
LMA Americas LLC, 0.30%, 1/04/16 (c)(d)	47,000	46,974,933
Matchpoint Finance PLC, 0.25%, 12/01/15 (c)	70,000	69,985,417
Mont Blanc Capital Corp., 0.33%, 12/10/15 (c)	18,000	17,993,565
Nederlandse Waterschapsbank NV, 0.32%, 12/01/15 (c)	9,000	8,997,600
Nieuw Amsterdam Receivables Corp., 0.22%, 12/02/15 (c)	100,587	100,567,944
NRW.BANK, 0.19%, 11/06/15 (c)	100,000	99,997,361
Sheffield Receivable Corp., 0.32%, 1/04/16 (c)	50,000	49,971,556
Skandin Enskilda Banken AG, 0.29%, 12/23/15 (c)	30,000	29,987,433
Starbird Funding Corp., 0.30%, 1/04/16 (c)	29,000	28,984,533
Sumitomo Trust & Banking Co. Ltd., 0.35%, 1/04/16 (c)	25,000	24,984,445
Victory Receivables Corp., 0.12%, 11/03/15 (c)	31,660	31,659,789
Westpac Banking Corp.:
0.31%, 12/11/15 (c)	25,000	24,991,389
0.35%, 3/23/16 (a)	25,000	25,000,000
Working Capital Management Co., 0.23%, 12/11/15 (c)	3,865	3,864,012
Total Commercial Paper — 28.7%		1,192,250,061

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	GO	General Obligation Bonds	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
AMBAC	American Municipal Bond Assurance	HFA	Housing Finance Agency	RB	Revenue Bonds
	Corp.	HRB	Housing Revenue Bonds	RAN	Revenue Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	ROCS	Reset Option Certificates
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
COP	Certificates of Participation	ISD	Independent School District	S/F	Single-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	LOC	Letter of Credit	TAN	Tax Anticipation Notes
EDA	Economic Development Authority	MERLOTS	Municipal Exempt Receipts Liquidity	VRDN	Variable Rate Demand Notes
EDC	Economic Development Corp.		Optional Tenders
FLOATS	Floating Rate Securities

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	31

Schedule of Investments (continued)	Master Premier Institutional Portfolio

Corporate Notes — 1.9%	Par (000)	Value
Svenska Handelsbanken AB, 0.37%, 11/13/15 (a)(d)	$63,400	$63,400,000
Toyota Motor Credit Corp., 0.39%, 12/09/15 (a)	16,525	16,527,788
Total Corporate Notes — 1.9%		79,927,788

Municipal Bonds — 0.1%
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.12%, 11/06/15 (e)	2,130	2,130,000

Time Deposits — 13.7%
Barclays Bank PLC, New York, 0.15%, 11/02/15	121,990	121,990,000
Credit Agricole Corporate & Investment Bank, 0.07%, 11/02/15	100,000	100,000,000
Credit Industriel ET Commericial, 0.07%, 11/02/15	140,000	140,000,000
Den Norske Bank NY, 0.05%, 11/02/15	155,000	155,000,000
ING Bank NV, 0.14%, 11/02/15	17,400	17,400,000
Natixis, New York, 0.06%, 11/02/15	36,000	36,000,000
Total Time Deposits — 13.7%		570,390,000

U.S. Government Sponsored Agency Obligations — 9.2%
Federal Farm Credit Bank (a):
0.24%, 3/30/17	40,000	39,994,072
0.24%, 1/23/18	14,140	14,140,308
0.29%, 1/26/18	30,000	29,993,132
0.29%, 4/09/18	20,000	19,997,543
Federal Home Loan Bank (a):
0.18%, 2/07/17	20,000	19,995,973
0.18%, 2/10/17	25,000	24,994,924
0.17%, 2/17/17	40,000	39,992,133
0.24%, 8/25/17	27,000	27,000,000
Federal National Loan Mortgage Corp.:
0.19%, 3/03/16 (c)	52,000	51,965,355
0.19%, 9/16/16 (a)	27,000	27,000,000
0.23%, 4/27/17 (a)	24,000	23,992,731
Federal National Mortgage Association (a):
0.21%, 8/16/17	40,000	39,992,754
0.20%, 10/05/17	21,000	20,993,816
Total U.S. Government Sponsored Agency Obligations — 9.2%		380,052,741

U.S. Treasury Obligations — 9.3%
U.S. Treasury Bills (c):
0.08%, 12/17/15	90,000	89,990,800
0.11%, 12/31/15	45,000	44,993,138
0.11%, 12/31/15	45,000	44,991,900
0.11%, 12/31/15	56,000	55,989,640
0.20%, 2/25/16	54,705	54,670,539
0.26%, 6/23/16	10,000	9,983,354

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
4.50%, 2/15/16	$30,000	$30,371,176
0.10%, 7/31/17 (a)	40,000	39,969,557
0.19%, 10/31/17 (a)	14,000	14,000,141
Total U.S. Treasury Obligations — 9.3%		384,960,245

Repurchase Agreements — 15.7%
Citigroup Global Markets, Inc., 0.08%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $50,000,333, collateralized by various U.S. Treasury Obligations, 1.00% to 2.13%, due 5/31/18 to 9/30/21, original par and fair values of $50,326,520 and $51,000,031, respectively) (f)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.70%, 1/04/16 (Purchased on 10/30/15 to be repurchased at $100,128,333, collateralized by various Corporate Debt/Obligations, 0.50% to 4.00%, due 9/16/24 to 6/14/37, original par and fair values of $134,977,802 and $107,000,001, respectively) (e)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $158,000,032)		150,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $78,193,606, collateralized by Corporate/Debt Obligations, 0.00% to 6.00% due 10/25/43 to 1/25/56, original par and fair values of $523,120,000 and $93,829,829, respectively) (a)	78,191	78,191,000
Credit Suisse Securities (USA) LLC, 0.64%, 12/05/15 (Purchased on 10/30/15 to be repurchased at $40,025,600, collateralized by a Corporate Debt/Obligation, 0.00%, due 2/25/54, original par and fair value of $63,335,000 and $48,002,140, respectively) (e)	40,000	40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $141,831,969)		118,191,000
Federal Reserve Bank of New York, 0.05%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $170,000,708, collateralized by a U.S. Treasury Note, 2.63%, due 8/15/20, original par and fair value of $161,073,900 and $170,000,808, respectively)	170,000	170,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $170,000,808)		170,000,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments (continued)	Master Premier Institutional Portfolio

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 11/04/15 (Purchased on 10/28/15 to be repurchased at $40,001,244, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 11/20/43 to 8/20/45, original par and fair values of $47,005,797 and $40,800,000, respectively)	$40,000	$40,000,000
Total Value of Goldman Sachs & Co. (collateral value of $40,800,000)		40,000,000
J.P. Morgan Securities LLC, 0.58%, 1/30/16 (Purchased on 10/30/15 to be repurchased at $15,022,233, collateralized by various Corporate Debt/Obligations, 1.63% to 3.63%, due 5/15/18 to 5/13/24, original par and fair values of $15,460,000 and $15,751,595, respectively) (e)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $15,751,595)		15,000,000
Mizuho Securities USA, Inc., 0.28%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $75,017,500, collateralized by various Corporate Debt/Obligations and various U.S. Government Sponsored Agency Obligations, 0.60% to 6.45%, due 10/17/16 to 2/25/45, original par and fair values of $388,690,290 and $85,087,619, respectively) (a)	75,000	75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $85,087,619)		75,000,000
RBC Capital Markets LLC, 0.12%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $23,000,230, collateralized by various Corporate Debt/Obligations, 1.70% to 7.88%, due 8/25/17 to 6/15/45, original par and fair values of $23,568,000 and $24,150,045, respectively)	23,000	23,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $11,000,119, collateralized by various Corporate Debt/Obligations, 0.00% to 5.00%, due 11/02/15 to 1/28/19, original par and fair values of $11,550,220 and $11,550,001, respectively) (a)	$11,000	$11,000,000
RBC Capital Markets LLC, 0.13%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $31,000,336, collateralized by various Corporate Debt/Obligations, 0.00% to 8.25%, due 1/17/17 to 9/15/48, original par and fair values of $32,043,000 and $32,550,872, respectively) (a)	31,000	31,000,000
Total Value of RBC Capital Markets LLC (collateral value of $68,250,918)		65,000,000
Wells Fargo Securities LLC, 0.20%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $18,000,300, collateralized by various Corporate Debt/Obligations, 1.22% to 4.84%, due 9/17/18 to 10/12/21, original par and fair values of $19,204,078 and $19,260,001, respectively) (a)	18,000	18,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $19,260,001)		18,000,000
Total Repurchase Agreements — 15.7%		651,191,000
Total Investments (Cost — $4,167,409,763*) — 100.4%		4,167,409,763
Liabilities in Excess of Other Assets — (0.4)%		(17,387,142)

Net Assets — 100.0%		$4,150,022,621

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of period end and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	33

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,167,409,763	—	$4,167,409,763
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $442,113 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.7%
Citibank NA, NY, 0.27%, 12/10/15 (a)	$22,000	$22,000,000
Wells Fargo Bank NA (a):
0.29%, 11/19/15	15,000	15,000,000
0.28%, 11/20/15	26,435	26,435,140
0.29%, 1/14/16	17,000	17,000,000

		80,435,140
Yankee (b) — 19.9%
Bank of Montreal, Chicago:
0.30%, 12/23/15	40,000	40,000,000
0.31%, 1/07/16 (a)	40,000	40,000,000
Bank of Nova Scotia, Houston, 0.44%, 1/11/16 (a)	7,000	7,001,431
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.54%, 11/19/15 (a)	25,000	25,001,759
0.28%, 1/04/16	30,000	30,000,000
KBC Bank NV, NY:
0.12%, 11/03/15	30,000	30,000,000
0.11%, 11/05/15	31,000	31,000,000
Mizuho Bank Ltd., NY (a):
0.35%, 11/25/15	25,000	25,000,000
0.34%, 12/31/15	20,000	20,000,000
Norinchukin Bank, NY:
0.35%, 11/12/15 (a)	35,000	35,000,000
0.17%, 11/20/15	15,000	15,000,000
0.31%, 12/18/15	20,000	20,000,000
Oversea Chinese Banking Corp. Ltd. (a):
0.27%, 12/09/15	44,470	44,469,922
0.27%, 12/11/15	35,000	35,000,000
Rabobank Nederland NV, NY:
0.36%, 12/11/15	30,000	30,000,000
0.32%, 1/11/16 (a)	45,000	45,000,000
Royal Bank of Canada, NY, 0.29%, 11/10/15 (a)	18,000	18,000,000
Sumitomo Mitsui Banking Corp., 0.29%, 11/04/15 (a)	35,000	35,000,000
Sumitomo Trust & Banking Co. Ltd.:
0.35%, 11/09/15 (a)	10,000	10,000,000
0.29%, 11/23/15 (a)	25,000	25,000,000
0.22%, 12/23/15	45,000	45,000,000

		605,473,112
Total Certificates of Deposit — 22.6%		685,908,252

Commercial Paper
Australia & New Zealand Banking Group Ltd., 0.35%, 11/25/15 (a)	45,000	45,000,000
Barton Capital Corp.: (c)
0.22%, 12/04/15	25,000	24,994,958
0.22%, 12/08/15	30,000	29,993,217
BNP Paribas SA, NY, 0.32%, 12/21/15 (c)	10,000	9,995,556
Cancara Asset Securitisation LLC (c):
0.24%, 12/01/15	20,000	19,996,000
0.23%, 12/08/15	15,000	14,996,454
0.23%, 12/10/15 (d)	17,125	17,120,733
0.40%, 1/04/16	35,000	34,975,111
Charta LLC, 0.34%, 12/01/15 (c)	4,500	4,498,725
Ciesco LLC, 0.34%, 12/01/15 (c)	10,000	9,997,167

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia, 0.32%, 2/19/16 (a)	$15,000	$15,000,000
Crown Point Cap Co., 0.13%, 11/04/15 (c)	40,000	39,999,567
DBS Bank Ltd., 0.30%, 11/09/15 (c)	25,000	24,998,333
Lloyds Bank PLC, 0.27%, 1/04/16 (c)	20,000	19,990,400
LMA Americas LLC (c):
0.31%, 11/02/15	37,815	37,814,674
0.30%, 1/04/16 (d)	18,000	17,990,400
Matchpoint Finance PLC, 0.25%, 12/01/15 (c)	21,700	21,695,479
Mont Blanc Capital Corp., 0.33%, 12/10/15 (c)	28,706	28,695,738
National Australia Bank Ltd., 0.29%, 11/05/15 (a)	29,000	29,000,000
Nederlandse Waterschapsbank NV, 0.27%, 11/09/15 (c)	55,233	55,229,625
Nieuw Amsterdam Receivables Corp., 0.22%, 12/02/15 (c)	78,960	78,945,041
NRW.BANK, 0.19%, 11/06/15 (c)	50,000	49,998,681
Skandin Enskilden Banken AG, 0.29%, 12/23/15 (c)	30,000	29,987,433
Starbird Funding Corp., 0.30%, 1/04/16 (c)	21,000	20,988,800
Victory Receivables Corp., 0.12%, 11/03/15 (c)	23,340	23,339,844
Westpac Banking Corp.:
0.31%, 12/11/15 (c)	22,000	21,992,422
0.35%, 3/23/16 (a)	25,000	25,000,000
Total Commercial Paper — 24.7%		752,234,358

Corporate Notes — 1.8%
Svenska Handelsbanken AB, 0.37%, 11/13/15 (a)(d)	40,200	40,200,000
Toyota Motor Credit Corp., 0.39%, 12/09/15 (a)	12,975	12,977,189
Total Corporate Notes — 1.8%		53,177,189

Time Deposits — 14.8%
CIC Euro Securities, Inc., 0.07%, 11/02/15	110,000	110,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 11/02/15	85,000	85,000,000
Den Norske Bank NY, 0.05%, 11/02/15	100,000	100,000,000
ING Bank NV, 0.14%, 11/02/15	12,500	12,500,000
Natixis, New York, 0.06%, 11/02/15	144,000	144,000,000
Total Time Deposits — 14.8%		451,500,000

U.S. Government Sponsored Agency Obligations — 8.9%
Federal Farm Credit Bank (a):
0.25%, 12/10/15	10,000	10,000,654
0.24%, 3/30/17	30,000	29,995,554
0.29%, 4/09/18	15,000	14,998,158
Federal Home Loan Bank (a):
0.18%, 2/07/17	15,000	14,996,980
0.18%, 2/10/17	20,000	19,995,939
0.17%, 2/17/17	32,000	31,993,706
0.24%, 8/25/17	21,000	21,000,000
Federal National Loan Mortgage Corp.:
0.19%, 3/03/16 (c)	42,000	41,972,017
0.19%, 9/16/16 (a)	23,000	23,000,000
0.23%, 4/27/17 (a)	16,000	15,995,154

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	35

Schedule of Investments (continued)	Master Institutional Portfolio

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal National Mortgage Association (a):
0.21%, 8/16/17	$30,000	$29,994,565
0.20%, 10/05/17	17,000	16,994,994
Total U.S. Government Sponsored Agency Obligations — 8.9%		270,937,721

U.S. Treasury Obligations — 11.5%
U.S. Treasury Bills (c):
0.08%, 12/17/15	50,000	49,994,889
0.09%, 12/31/15	45,000	44,993,137
0.11%, 12/31/15	35,000	34,993,700
0.11%, 12/31/15	44,000	43,991,860
0.15%, 1/28/16	50,000	49,982,156
0.20%, 2/25/16	45,295	45,266,467
U.S. Treasury Notes:
4.50%, 2/15/16	30,000	30,371,176
0.10%, 7/31/17 (a)	40,000	39,969,557
0.19%, 10/31/17 (a)	11,000	11,000,111
Total U.S. Treasury Obligations — 11.5%		350,563,053

Repurchase Agreements — 16.3%
Citigroup Global Markets, Inc., 0.08%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $25,000,167, collateralized by various Treasury Obligations, 1.00% to 2.13%, due 5/31/18 to 9/30/21, original par and fair values of $25,163,260 and $25,500,016, respectively) (e)	25,000	25,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $25,500,016)		25,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 11/2/15 (Purchased on 10/30/15 to be repurchased at $68,832,294, collateralized by various Corporate/Debt Obligations, 0.00%, due 2/25/54 to 10/25/58, original par and fair values of $450,273,756 and $76,598,685, respectively) (a)	68,830	68,830,000
Credit Suisse Securities (USA) LLC, 0.64%, 12/04/15 (Purchased on 10/30/15 to be repurchased at $25,015,556, collateralized by a Corporate/Debt Obligation, 0.00%, due 2/25/54, original par and fair value of $39,585,000 and $30,001,811, respectively) (f)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $106,600,496)		93,830,000
Federal Reserve Bank of New York, 0.05%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $200,000,833, collateralized by a Treasury Obligation, 2.63%, due 8/15/20, original par and fair value of $189,498,600 and $200,000,839, respectively)	200,000	200,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $200,000,839)		200,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.17%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $17,000,241, collateralized by various Corporate/Debt Obligations, 0.68% to 2.59%, due 12/15/17 to 6/15/45, original par and fair values of $26,105,000 and $18,190,210, respectively) (a)	$17,000	$17,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $18,190,210)		17,000,000
J.P. Morgan Securities LLC, 0.58%, 1/29/16 (Purchased on 10/30/15 to be repurchased at $12,017,593, collateralized by various Corporate/Debt Obligations, 3.63% to 7.25%, due 2/01/18 to 5/13/24, original par and fair values of $11,379,000 and $12,600,227, respectively) (f)	12,000	12,000,000
J.P. Morgan Securities LLC, 0.83%, 1/29/16 (Purchased on 10/30/15 to be repurchased at $30,062,942, collateralized by various Corporate/Debt Obligations, 5.50% to 6.45%, due 5/25/35 to 2/15/51, original par and fair values of $38,880,000 and $34,500,308, respectively) (f)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.63%, 11/17/15, (Purchased on 10/30/15 to be repurchased at $10,253,229, collateralized by various Corporate/Debt Obligations, 0.34% to 7.26%, due 12/16/19 to 9/25/47, original par and fair values of $15,252,708 and $11,788,486, respectively)	10,250	10,250,000
Total Value of J.P. Morgan Securities LLC (collateral value of $58,889,021)		52,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.65%, 12/14/15, (Purchased on 10/30/2015 to be repurchased at $30,024,375, collateralized by a Corporate/Debt Obligation, 0.00%, due 3/25/58, original par and fair values of $33,301,249 and $37,500,001, respectively) (f)	30,000	30,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $37,500,001)		30,000,000
RBC Capital Markets LLC, 0.12%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $14,000,140, collateralized by various Corporate Debt/Obligations, 0.00% to 7.88%, due 9/26/18 to 6/15/45, original par and fair values of $15,678,325 and $14,783,936, respectively)	14,000	14,000,000
RBC Capital Markets LLC, 0.13%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $7,000,076, collateralized by various Commercial Papers, 0.00%, due 11/02/15 to 12/22/15, original par and fair values of $7,353,343 and $7,350,001, respectively) (a)	7,000	7,000,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments (concluded)	Master Institutional Portfolio

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $27,000,293, collateralized by various Corporate Debt/Obligations, 0.00% to 10.18%, due 9/26/16 to 5/15/46, original par and fair values of $28,733,000 and $28,430,285, respectively) (a)	$27,000	$27,000,000
Total Value of RBC Capital Markets LLC (collateral value of $50,564,222)		48,000,000
UBS Securities LLC, 0.23%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $5,000,096, collateralized by various Corporate Debt/Obligations, 3.25% to 9.50%, due 10/15/17 to 3/15/38, original par and fair values of $5,879,594 and $5,379,388, respectively)	5,000	5,000,000
Total Value of UBS Securities LLC (collateral value of $5,379,388)		5,000,000
Wells Fargo Securities LLC, 0.74%, 12/17/15 (Purchased on 10/30/15 to be repurchased at $10,009,867, collateralized by various Corporate Debt/Obligations, 3.72% to 6.99%, due 8/20/23 to 9/16/45, original par and fair values of $13,885,372 and $12,500,000, respectively)	10,000	10,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.20%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $13,000,217, collateralized by various Corporate Debt/Obligations, 1.22% to 4.35%, due 10/16/17 to 11/16/20, original par and fair values of $13,865,765 and $13,910,001, respectively) (a)	$13,000	$13,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $26,410,001)		23,000,000
Total Repurchase Agreements — 16.3%		494,080,000
Total Short-Term Securities (Cost — $3,058,400,573) — 100.6%		3,058,400,573
Total Investments (Cost — $3,058,400,573*) — 100.6%		3,058,400,573
Liabilities in Excess of Other Assets — (0.6)%		(17,182,956)

Net Assets — 100.0%		$3,041,217,617

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of period end and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,058,400,573	—	$3,058,400,573
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2015, cash of $706,405 is categorized as Level 1 within the hierarchy.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	37

Schedule of Investments October 31, 2015 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.1%
Auburn University, Refunding RB, Series A, 5.00%, 6/01/16	$1,300	$1,336,275
Alaska — 0.9%
Borough of North Slope Alaska, GO, Series A, 2.00%, 6/30/16 (a)	4,300	4,349,665
City of Valdez Alaska, Refunding RB, Exxon Pipeline Co. Project, Series B, VRDN, 0.01%, 11/02/15 (b)	11,715	11,715,000

		16,064,665
Arizona — 1.4%
City of Phoenix, Arizona, Series A-1 (Bank of America NA LOC) 0.02%, 11/04/15	10,000	10,000,000
City of Phoenix IDA, RB, VRDN, Mayo Clinic, Series B (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15 (b)	15,000	15,000,000

		25,000,000
Arkansas — 1.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.09%, 11/06/15 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.09%, 11/06/15 (b)	14,285	14,285,000
City of Fayetteville Arkansas, RB, 2.00%, 11/01/16 (a)	200	202,896

		19,352,896
California — 7.7%
California Health Facilities Financing Authority, RB, VRDN, P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.02%, 11/06/15 (b)(c)(d)	7,940	7,940,000
California Housing Finance Agency, RB, AMT, VRDN (b):
Series C (Bank of America NA LOC), 0.01%, 11/06/15	5,835	5,835,000
Series M (Royal Bank of Canada LOC), 0.01%, 11/06/15	1,465	1,465,000
Downey Unified School District, GO, Series A, 3.00%, 8/01/16	2,100	2,142,916
East Bay Municipal Utility District Water System, 0.08%, 12/03/15	16,500	16,500,000
East Bay Municipal Utility District Water System, Refunding RB, VRDN, Sub-Series A-1 (Wells Fargo Bank NA SBPA), 0.01%, 11/06/15 (b)	16,145	16,145,000
San Diego Unified School District, GO, Series A, 2.00%, 6/30/16	9,400	9,507,058
San Francisco City & County Airports San Francisco International Airport, Refunding RB, AMT, VRDN, 2nd Series A-1 (JPMorgan Chase NA LOC), 0.02%, 11/06/15 (b)	6,300	6,300,000
San Francisco City & County Public Utilites Commission of Wastewater, 0.04%, 12/02/15	25,000	25,000,000

Municipal Bonds	Par (000)	Value
California (continued)
Santa Clara Valley Water District, Series A (Bank of Tokyo Mitsubishi UFJ SBPA), 0.05%, 11/09/15	$4,170	$4,170,000
State of California, 0.03%, 1/08/16	7,900	7,900,000
State of California, GO, Refunding, VRDN (b):
Series B, Sub-Series B-1 (Bank of America NA LOC), 0.01%, 11/06/15	5,000	5,000,000
Series B-1 (JPMorgan Chase Bank NA LOC), 0.01%, 11/06/15	2,500	2,500,000
State of California, GO, Refunding, 2.00%, 8/01/16	13,530	13,709,585
State of California, Series A-1, 0.03%, 1/07/16	8,850	8,850,000

		132,964,559
Colorado — 0.2%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.04%, 11/06/15 (b)	4,000	4,000,000
Connecticut — 1.3%
Borough of Naugatuck, GO, Refunding, 2.00%, 9/15/16	100	101,387
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.02%, 11/06/15 (b)	600	600,000
City of Milford Connecticut, GO (a):
2.00%, 11/01/16	200	203,414
BAN, Series B, 1.00%, 11/07/16	1,200	1,208,448
Connecticut Housing Finance Authority, Refunding RB, VRDN (b):
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.01%, 11/02/15	3,000	3,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.01%, 11/02/15	4,470	4,470,000
Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.01%, 11/06/15	7,000	7,000,000
Sub-Series C-2 (Bank of Tokyo-Mitsubishi UFJ SBPA), M/F Housing, 0.01%, 11/06/15	1,400	1,400,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.02%, 11/06/15 (b)	3,200	3,200,000
State of Connecticut, RB, Revolving Fund, Series A, 5.00%, 7/01/16 (e)	800	825,293

		22,008,542
Delaware — 0.2%
State of Delaware, GO, Refunding, 5.00%, 7/01/16	2,800	2,888,775
District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, Edgewood Terrace I Project, 0.28%, 11/06/15	2,800	2,800,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.02%, 11/06/15 (b)(c)(d)	2,100	2,100,000

		4,900,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Municipal Bonds	Par (000)	Value
Florida — 4.9%
City of Jacksonville, Refunding RB, VRDN, Series A (JPMorgan Chase Bank NA SBPA), 0.01%, 11/06/15 (b)	$44,580	$44,580,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.02%, 11/06/15 (b)	8,750	8,750,000
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.03%, 11/06/15 (b)	290	290,000
Orlando Utilities Commission, RB, VRDN, Series 1 (JPMorgan Chase Bank NA SBPA), 0.01%, 11/06/15 (b)	31,900	31,900,000

		85,520,000
Hawaii — 0.2%
State of Hawaii, GO, Refunding Series DT, 5.00%, 11/01/16	3,900	4,083,246
Illinois — 2.1%
Illinois Finance Authority, Refunding RB, VRDN (b):
(JPMorgan Chase Bank NA SBPA), 0.01%, 11/06/15	5,100	5,100,000
Northwestern Memorial Hospital, Series A-2 (Wells Fargo Bank NA SBPA), 0.01%, 11/04/15	2,500	2,500,000
Northwestern Memorial Hospital, Series A-3 (JPMorgan Chase Bank SBPA), 0.01%, 11/06/15	6,240	6,240,000
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (Federal Home Loan Bank SBPA), 0.01%, 11/06/15 (b)	4,240	4,240,000
State of Illinois, GO, VRDN, Series B-6 (Northern Trust LOC), 0.01%, 11/06/15 (b)	18,000	18,000,000

		36,080,000
Indiana — 0.6%
City of Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA Liquidity Agreement), 0.21%, 11/06/15 (b)(c)(d)	1,900	1,900,000
Indiana Finance Authority, Refunding RB, VRDN, Series A-2 (BMO Harris Bank NA SBPA), 0.01%, 11/06/15 (b)	5,800	5,800,000
Purdue University, RB, Student Facilities System, Series A, VRDN, 0.01%, 11/06/15 (b)	1,820	1,820,000

		9,520,000
Iowa — 2.0%
Iowa Finance Authority, RB, VRDN (b):
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.13%, 11/06/15	24,000	24,000,000
Mortgage Backed Security Program (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 0.01%, 11/02/15	5,975	5,975,000
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.01%, 11/02/15 (b)	4,870	4,870,000

		34,845,000

Municipal Bonds	Par (000)	Value
Kansas — 0.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.06%, 11/06/15 (b)	$1,385	$1,385,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.05%, 11/06/15 (b)(c)(d)	1,360	1,360,000
State of Kansas Department of Transportation, RB, VRDN, Series C-1 (Wells Fargo Bank NA SBPA), 0.02%, 11/06/15 (b)	2,000	2,000,000

		4,745,000
Kentucky — 0.1%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.30%, 11/06/15 (b)	1,475	1,475,000
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.08%, 11/06/15	4,000	4,000,000
0.08%, 11/06/15	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (b):
0.01%, 11/02/15	4,000	4,000,000
0.01%, 11/02/15	5,200	5,200,000
0.01%, 11/06/15	12,000	12,000,000
Series C, 0.01%, 11/02/15	21,800	21,800,000
State of Louisiana, RB, I-49 South Project, 1.00%, 9/01/16	1,000	1,005,400

		58,005,400
Maine — 0.5%
Maine Municipal Bond Bank, RB, Series C, 2.00%, 11/01/16	570	579,643
Maine Municipal Bond Bank, Refunding RB, Series D, 2.00%, 11/01/16 (a)	6,700	6,812,962
Town of Windham Maine, GO, Refunding, 3.00%, 11/02/15	600	600,000

		7,992,605
Maryland — 1.0%
City of Baltimore Maryland, RB:
WasteWater Project, Series C (AMBAC), 5.00%, 7/01/16 (e)	800	825,376
Water Project, Series A, 5.00%, 7/01/16	500	515,570
County of Anne Arundel Maryland, GO, 5.00%, 3/01/16	435	441,979
County of Montgomery Maryland, GO, Refunding, Series A:
5.00%, 11/01/16	960	1,004,714
5.00%, 11/02/15	200	200,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit, Inc. Facility, 0.16%, 11/06/15	2,870	2,870,000
Homewood Williamsport Facility, 0.06%, 11/03/15	5,910	5,910,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	39

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facilities, 0.16%, 11/06/15	$635	$635,000
Linemark Printing Project, 0.21%, 11/06/15	4,200	4,200,000
State of Maryland, GO, State & Local Facility, Series A, 5.00%, 3/15/16	400	407,189

		17,009,828
Massachusetts — 10.8%
City of Melrose Massachusetts, GO, Refunding, BAN, 1.50%, 11/11/16 (a)	3,100	3,135,619
City of New Bedford, GO, Refunding, BAN, 1.25%, 2/05/16	4,935	4,948,458
City of Westfield Massachusetts, GO, Refunding, 2.00%, 8/01/16 (a)	400	404,992
City of Worcester Massachusetts, GO, Refunding, 5.00%, 11/01/16	1,910	1,999,206
Commonwealth of Massachusetts, GO:
Series B, BAN, 2.00%, 5/25/16	15,690	15,852,304
Series D, 4.75%, 8/01/16 (e)	100	103,291
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.04%, 11/06/15 (b)(c)(d)	10,000	10,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.10%, 11/06/15 (b)	12,550	12,550,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.02%, 11/06/15 (b)	8,900	8,900,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.01%, 11/06/15 (b)	14,300	14,300,000
Massachusetts Housing Finance Agency, RB, Quincy Point, M/F Housing, 0.33%, 12/30/15	9,700	9,700,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 11/06/15 (b)	37,000	37,000,000
Town of Auburn Massachusetts, GO, Refunding:
2.00%, 9/01/16	400	405,450
BAN, 1.00%, 9/15/16	2,300	2,312,770
Town of Dracut Massachusetts, GO, Refunding, BAN, 1.50%, 8/18/16	1,400	1,412,300
Town of Uxbridge Massachusetts, GO, Refunding, BAN, 1.00%, 8/19/16	1,900	1,909,817
University of Massachusetts Building Authority, RB, VRDN, Senior Series 1 (JPMorgan Chase Bank NA SBPA), 0.01%, 11/06/15 (b)	50,550	50,550,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.10%, 11/06/15 (b)	11,055	11,055,000

		186,539,207

Municipal Bonds	Par (000)	Value
Michigan — 1.5%
City of Ann Arbor Michigan Sewage Disposal System Revenue, Refunding RB, 2.00%, 7/01/16	$410	$414,620
Michigan State Building Authority, Refunding RB, VRDN (Citibank NA LOC), 0.01%, 11/06/15 (b)	2,820	2,820,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.07%, 11/05/15 (b)	7,805	7,805,000
University of Michigan, Refunding RB, VRDN, General, Series D-1, 0.01%, 11/02/15 (b)	15,540	15,540,000

		26,579,620
Minnesota — 0.4%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 11/06/15 (b)(c)(d)	4,700	4,700,000
State of Minnesota, GO, Series A, 5.00%, 10/03/16	2,210	2,305,402

		7,005,402
Mississippi — 1.6%
County of Jackson Mississippi, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.01%, 11/02/15 (b)	15,800	15,800,000
Mississippi Business Finance Corp., RB, Series G, VRDN (b):
Chevron USA Inc. Project, 0.01%, 11/02/15	9,000	9,000,000
Chevron USA Inc. Project (Chevron Corp. Guarantor), 0.01%, 11/02/15	3,100	3,100,000

		27,900,000
Missouri — 2.5%
City of Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.08%, 11/06/15 (b)	8,000	8,000,000
City of Springfield Missouri Public Utility Revenue, Refunding RB, TAN, 5.00%, 8/01/16	900	931,841
County of State Louis Missouri, RB, Series-1, 1.00%, 4/01/16	5,600	5,620,807
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, VRDN, BJC Health System, Series B, 0.01%, 11/06/15 (b)	27,000	27,000,000
Missouri Highway & Transportation Commission, RB, 2nd Lien, 5.00%, 5/02/16	900	921,501

		42,474,149
Nebraska — 0.8%
Nebraska Investment Finance Authority, Refunding RB, VRDN, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 0.01%, 11/06/15 (b)	13,550	13,550,000
Nevada — 0.2%
County of Clark Nevada School District, BB&T Municipal Trust, GO, VRDN (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Agreement), 0.03%, 11/06/15 (b)(c)(d)	3,465	3,465,000

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Municipal Bonds	Par (000)	Value
New Hampshire — 0.5%
County of Merrimack New Hampshire, GO, TAN, 2.00%, 12/30/15	$7,870	$7,892,704
New Jersey — 0.1%
New Jersey Educational Facilities Authority, RB, Princeton University, Series B, 5.00%, 7/01/16	100	103,157
New Jersey Environmental Infrastructure Trust, Refunding RB, Series A-R, 3.13%, 9/01/16	440	450,273
Township of Mansfield New Jersey/Burlington County, GO, Refunding, BAN, Series A, 1.00%, 11/05/15	1,810	1,810,145

		2,363,575
New York — 8.5%
City of New York New York, GO, VRDN (b):
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.01%, 11/06/15	19,160	19,160,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 11/02/15	5,000	5,000,000
City of New York New York, GO, VRDN, Refunding Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.01%, 11/02/15 (b)	2,500	2,500,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (b):
Series A, 0.09%, 11/06/15	6,900	6,900,000
Series B, 0.09%, 11/06/15	10,100	10,100,000
Metropolitan Transportation Authority, RB, VRDN, Sub Series E-1 (Bank of Montreal LOC), 0.01%, 11/02/15 (b)	3,820	3,820,000
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/16/15	2,750	2,754,031
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.01%, 11/02/15 (b)	10,760	10,760,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (b):
(Bank of America NA SBPA), 0.01%, 11/02/15	9,325	9,325,000
(Royal Bank of Canada LOC), 0.01%, 11/05/15	5,000	5,000,000
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.01%, 11/02/15	1,500	1,500,000
Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15	7,220	7,220,000
Sub-Series E-4 (Bank of America SBPA), 0.01%, 11/02/15	10,000	10,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series C, 3.00%, 11/01/16	425	436,335
New York City Water & Sewer System, Refunding RB, VRDN (b):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.01%, 11/02/15	22,700	22,700,000
2nd General Resolution, Series AA-2 (Bank of America SBPA), 0.01%, 11/02/15	6,500	6,500,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15	5,000	5,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, VRDN (b) (continued):
Municipal Water Finance Authority, FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.02%, 11/06/15 (c)(d)	$2,153	$2,153,280
New York State HFA, HRB, VRDN, M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.01%, 11/06/15 (b)	3,190	3,190,000
New York State Urban Development Corp., Refunding RB, VRDN, Series A3-D (JPMorgan Chase Bank NA SBPA), 0.01%, 11/06/15 (b)	5,870	5,870,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.06%, 11/06/15 (b)	8,070	8,070,000

		147,958,646
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series B (JP Morgan Chase SBPA), 0.01%, 11/02/15 (b)	3,500	3,500,000
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.03%, 11/06/15 (b)(c)(d)	1,590	1,590,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, VRDN, Series A (Bank of America SBPA), 0.01%, 11/04/15 (b)	3,000	3,000,000
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.25%, 11/06/15 (b)	1,300	1,300,000
County of Wake North Carolina, GO, Series C, Public Import, VRDN, 0.01%, 11/06/15 (b)	7,700	7,700,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Eagle Tax-Exempt Trust Receipts, Duke University (Citibank NA Liquidity Agreement), 0.02%, 11/06/15 (b)(c)(d)	2,400	2,400,000
North Carolina Educational Facilities Finance Agency, RB, VRDN, Duke University Project, Series A (b):
0.01%, 11/06/15	1,795	1,795,000
0.01%, 11/06/15	1,300	1,300,000
North Carolina Infrastructure Finance Corp., COP, Repair & Renovation Project, Series A, 5.00%, 6/01/16 (e)	300	308,198
State of North Carolina, RB, Series C, 5.00%, 5/02/16	2,820	2,887,934

		25,781,132
Ohio — 1.0%
City of Hamilton Ohio Electric System Revenue Notes, Refunding, 0.43%, 9/27/16	10,200	10,200,000
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.01%, 11/02/15 (b)	3,900	3,900,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	41

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Mahoning Ohio, GO, Refunding, BAN, 1.50%, 9/27/16	$2,000	$2,017,085
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 11/02/15 (b)	1,400	1,400,000

		17,517,085
Oregon — 0.3%
State of Oregon, GO, Series A, TAN, 2.00%, 9/15/16	5,500	5,584,066
Pennsylvania — 2.8%
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.01%, 11/06/15 (b)	4,310	4,310,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series A (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15 (b)	21,120	21,120,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.04%, 11/06/15 (b)	15,800	15,800,000
The School District of Philadelphia, GO, VRDN, Refunding Series H (Royal Bank of Canada LOC), 0.01%, 11/06/15 (b)	7,300	7,300,000

		48,530,000
South Carolina — 0.9%
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.16%, 11/06/15 (b)(c)(d)	16,050	16,050,000
Texas — 15.3%
City of Austin Texas, GO, Public Property Finance Contractual Obligations, 3.50%, 11/02/15	485	485,000
City of Austin Texas Electric Utility System Revenue Notes, Refunding RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.13%, 11/06/15 (b)(c)(d)	6,300	6,300,000
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA), 0.01%, 11/06/15 (b)	3,000	3,000,000
City of Garland Texas, GO, Refunding, 5.00%, 2/15/16	4,300	4,359,996
City of Houston Texas Combined Utility System Revenue, Refunding, 4.75%, 11/16/15 (e)	1,000	1,001,772
City of Rowlett Texas, GO, Refunding, 3.00%, 2/15/16	1,000	1,008,132
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.04%, 11/06/15 (b)(c)(d)	10,360	10,360,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (b):
Sub-Series C-1, 0.01%, 11/02/15	37,170	37,170,000
Sub-Series C-2, 0.01%, 11/02/15	15,950	15,950,000

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.01%, 11/06/15 (b)	$8,280	$8,280,000
Gulf Coast IDA, RB, VRDN, Exxon Mobile Project, 0.01%, 11/02/15 (b)	3,370	3,370,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.20%, 11/06/15 (b)(c)	51,170	51,170,000
Port of Freeport Texas, RB, VRDN, AMT (b):
BASF Corp. Project, 0.08%, 11/06/15	19,500	19,500,000
Multi-Mode, 0.08%, 11/06/15	20,000	20,000,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.05%, 11/06/15 (b)(c)(d)	25,215	25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN, AMT, Project (b):
BASF Corp. Series A, 0.08%, 11/04/15	15,000	15,000,000
Total Petrochemicals & Refining USA, Inc., 0.04%, 11/04/15	26,000	26,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.02%, 11/06/15 (b)(c)(d)	3,000	3,000,000
State of Texas, GO, VRDN:
Veterance Bonds, Series B (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 11/04/15 (b)	4,700	4,700,000
Series D (State Street Bank & Trust Co. SBPA), 0.01%, 11/04/15 (b)	4,610	4,610,000
Tarrant Regional Water District, Refunding RB, 2.00%, 3/01/16	320	321,740
Texas Transportation Commission State Highway Fund, RB (e):
5.00%, 4/01/16	200	203,924
5.00%, 4/01/16	500	510,079
Texas Water Development Board, Refunding RB, Series A, 5.00%, 7/15/16	600	620,166
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.01%, 11/04/15 (b)	2,610	2,610,000
West Harris County Regional Water Authority, Refunding RB, 2.00%, 12/15/15	430	430,933

		265,176,742
Utah — 3.6%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (b):
Series A (JPMorgan Chase Bank NA SBPA), 0.01%, 11/02/15	3,240	3,240,000
Series C, 0.01%, 11/02/15	21,300	21,300,000
Series D, 0.01%, 11/02/15	16,800	16,800,000
Series D (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15	5,100	5,100,000
County of Utah, RB, VRDN, IHC Health Services, Inc. (b):
Series B, 0.21%, 11/05/15	700	700,000
Series C, 0.21%, 11/05/15	800	800,000

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Municipal Bonds	Par (000)	Value
Utah (continued)
County of Weber Utah Health Services, RB, Series B, VRDN (US Bank NA SBPA), 0.01%, 11/06/15 (b)	$14,200	$14,200,000

		62,140,000
Virginia — 3.0%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.06%, 11/06/15 (b)	592	592,000
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.01%, 11/06/15 (b)	385	385,000
County of Fairfax Virginia, GO, Series A, 5.00%, 10/03/16	4,400	4,590,364
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.19%, 11/06/15 (b)	7,305	7,305,000
County of Loudoun Virginia, GO, Series A:
5.00%, 12/01/15 (f)	215	215,855
5.00%, 12/01/15	985	988,919
County of Loudoun Virginia EDA, RB, 3.00%, 12/01/15	500	501,169
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.01%, 11/04/15 (b)	8,405	8,405,000
Hampton Roads Sanitation District, RB, VRDN, 0.01%, 11/06/15 (b)	10,800	10,800,000
Peninsula Ports Authority, Refunding RB, VRDN, Dominion Term Project, Series D (U.S. Bank NA SBPA), 0.01%, 11/02/15 (b)	3,100	3,100,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.01%, 11/06/15 (b)(c)(d)	2,500	2,500,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.08%, 11/06/15 (b)(c)(d)	3,470	3,470,000
University of Virginia, RB, VRDN, Eagle Tax-Exempt Receipts, Class A (Citibank NA Liquidity Agreement), 0.02%, 11/05/15 (b)(c)(d)	2,110	2,110,000

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, RB, VRDN (b):
21st Century College, Series B (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15	$1,280	$1,280,000
21st Century College, Series C (Wells Fargo Bank NA SBPA), 0.01%, 11/02/15	400	400,000
Washington & Lee University, Series B, 0.01%, 11/04/15	5,100	5,100,000
Virginia Resources Authority, RB, State Revolving Fund, 5.00%, 10/03/16	500	521,760

		52,265,067
Washington — 0.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA Liquidity Agreement), 0.03%, 11/06/15 (b)(c)(d)	9,730	9,730,000
Energy Northwest, Refunding RB, Project 1, Series A, 5.00%, 7/01/16	700	722,393

		10,452,393
Wyoming — 2.2%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank NA LOC), 0.11%, 11/06/15 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (b):
Series A, 0.05%, 11/06/15	5,000	5,000,000
Series B, 0.05%, 11/06/15	3,500	3,500,000
County of Lincoln Wyoming, Refunding RB, AMT, VRDN, Exxonmobile Project, 0.01%, 11/02/15 (b)	23,500	23,500,000
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.01%, 11/06/15 (b)	2,300	2,300,000

		38,900,000
Total Investments (Cost — $1,495,916,579*) — 86.3%		1,495,916,579
Other Assets Less Liabilities — 13.7%		236,769,270

Net Assets — 100.0%		$1,732,685,849

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	When-issued security.

(b)	Variable rate security. Rate shown is as of period end and maturity shown is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	43

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments[1]	—	$1,495,916,579	—	$1,495,916,579
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2015, cash of $253,868,522 is categorized as Level 1 within the hierarchy.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$3,516,218,763	$2,564,320,573	$1,495,916,579
Repurchase agreements, at value[2]	651,191,000	494,080,000	—
Cash	442,113	706,405	253,868,522
Receivables:
Interest	741,107	596,917	977,349
Investments sold	—	—	3,480,002
Prepaid expenses	—	5,392	—

Total assets	4,168,592,983	3,059,709,287	1,754,242,452

Liabilities
Payables:
Investments purchased	14,000,288	11,000,226	21,491,187
Withdrawals to investors	4,242,307	7,215,285	—
Investment advisory fees	179,855	129,097	97
Professional fees	54,330	45,838	36,549
Custodian fees	16,287	15,557	12,955
Directors’ fees	9,010	12,593	3,299
Other accrued expenses	68,285	73,074	12,516

Total liabilities	18,570,362	18,491,670	21,556,603

Net Assets	$4,150,022,621	$3,041,217,617	$1,732,685,849

Net Assets Consist of
Investors’ capital	$4,150,022,621	$3,041,217,617	$1,732,685,849

[1] Investments at cost — unaffiliated	$3,516,218,763	$2,564,320,573	$1,495,916,579
[2] Repurchase agreements at cost	$651,191,000	$494,080,000	—

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	45

Statements of Operations

Six Months Ended October 31, 2015 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$5,496,266	$4,333,320	$527,676

Expenses
Investment advisory	1,027,921	826,430	355,238
Custodian	99,296	108,176	40,167
Accounting services	42,280	43,400	34,896
Directors	26,664	23,536	10,768
Professional	25,576	28,752	27,064
Insurance	16,023	12,634	4,290
Printing	192	2,312	288
Miscellaneous	9,097	30,239	360

Total expenses	1,247,049	1,075,479	473,071
Less fees waived by the Manager	—	—	(263,911)
Less fees paid indirectly	—	—	(3,551)

Total expenses after fees waived and paid indirectly	—	—	205,609

Net investment income	4,249,217	3,257,841	322,067

Realized Gain
Net realized gain from investments	88,054	81,053	6,908

Net Increase in Net Assets Resulting from Operations	$4,337,271	$3,338,894	$328,975

See Notes to Financial Statements.

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$4,249,217	$9,254,538
Net realized gain	88,054	427,217

Net increase in net assets resulting from operations	4,337,271	9,681,755

Capital Transactions
Proceeds from contributions	15,389,632,771	28,700,848,701
Value of withdrawals	(14,685,392,419)	(31,883,418,193)

Net increase (decrease) in net assets derived from capital transactions	704,240,352	(3,182,569,492)

Net Assets
Total increase (decrease) in net assets	708,577,623	(3,172,887,737)
Beginning of period	3,441,444,998	6,614,332,735

End of period	$4,150,022,621	$3,441,444,998

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	47

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$3,257,841	$6,883,650
Net realized gain	81,053	119,252

Net increase in net assets resulting from operations	3,338,894	7,002,902

Capital Transactions
Proceeds from contributions	7,226,525,717	23,663,435,554
Value of withdrawals	(7,663,362,690)	(24,720,917,723)

Net decrease in net assets derived from capital transactions	(436,836,973)	(1,057,482,169)

Net Assets
Total decrease in net assets	(433,498,079)	(1,050,479,267)
Beginning of period	3,474,715,696	4,525,194,963

End of period	$3,041,217,617	$3,474,715,696

See Notes to Financial Statements.

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Institutional Tax-Exempt Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$322,067	$735,385
Net realized gain	6,908	140,443

Net increase in net assets resulting from operations	328,975	875,828

Capital Transactions
Proceeds from contributions	5,154,310,867	9,409,031,541
Value of withdrawals	(4,404,258,813)	(9,856,637,076)

Net increase (decrease) in net assets derived from capital transactions	750,052,054	(447,605,535)

Net Assets
Total increase (decrease) in net assets	750,381,029	(446,729,707)
Beginning of period	982,304,820	1,429,034,527

End of period	$1,732,685,849	$982,304,820

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	49

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Total Return
Total return	0.11%	[1]	0.19%	0.19%	0.27%	0.22%	0.33%

Ratios to Average Net Assets
Total expenses	0.06%	[2]	0.06%	0.06%	0.06%	0.06%	0.05%

Total expenses after fees paid indirectly	0.06%	[2]	0.06%	0.06%	0.06%	0.06%	0.05%

Net investment income	0.21%	[2]	0.18%	0.18%	0.28%	0.23%	0.32%

Supplemental Data
Net assets, end of period (000)	$4,150,023		$3,441,445	$6,614,333	$8,716,207	$8,056,529	$11,285,918

	Master Institutional Portfolio
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Total Return
Total return	0.10%	[1]	0.18%	0.17%	0.26%	0.23%	0.37%

Ratios to Average Net Assets
Total expenses	0.07%	[2]	0.06%	0.06%	0.06%	0.06%	0.05%

Total expenses after fees paid indirectly	0.07%	[2]	0.06%	0.06%	0.06%	0.06%	0.05%

Net investment income	0.20%	[2]	0.16%	0.16%	0.25%	0.22%	0.34%

Supplemental Data
Net assets, end of period (000)	$3,041,218		$3,474,716	$4,525,195	$5,706,269	$5,509,866	$9,291,535

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Financial Highlights	Master Institutional Money Market LLC

	Master Institutional Tax-Exempt Portfolio
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Total Return
Total return	0.02%	[1]	0.08%	0.08%	0.17%	0.15%	0.34%

Ratios to Average Net Assets
Total expenses	0.07%	[2]	0.07%	0.07%	0.06%	0.06%	0.05%

Total expenses after fees waived and paid indirectly	0.03%	[2]	0.03%	0.06%	0.06%	0.06%	0.05%

Net investment income	0.05%	[2]	0.06%	0.07%	0.17%	0.16%	0.34%

Supplemental Data
Net assets, end of period (000)	$1,732,686		$982,305	$1,429,035	$1,555,545	$2,929,443	$5,151,618

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	51

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The financial statements and these accompanying notes relate to three series of the Master LLC: Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”).

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

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Notes to Financial Statements (continued)	Master Institutional Money Market LLC

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Master Portfolio’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may enter into purchase agreements. Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, Master Premier Institutional Portfolio and Master Institutional Portfolio invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive a portion of its management fees and/or reimburse operating expenses of Master Institutional Tax Exempt Portfolio to maintain minimum levels of daily net investment income. This amount is shown in the Statements of Operations as fees waived by the Manager. The Manager may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

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Notes to Financial Statements (continued)	Master Institutional Money Market LLC

The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the six months ended October 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master Institutional Tax-Exempt Portfolio	$468,275,438	$516,912,983

6. Income Tax Information:

Master Premier Institutional Portfolio and Master Institutional Portfolio are classified as partnerships for federal income tax purposes. As such, each investor in a Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Master Premier Institutional Portfolio and Master Institutional Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended April 30, 2015. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Master Institutional Tax Exempt is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

After July 27, 2015, Master Institutional Tax Exempt was no longer considered a partnership. The feeder of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. No federal income tax provision was required.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolios’ ability to buy or sell bonds. As a result, the Master Portfolios may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolios needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market,

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Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain obligations held by the Master Portfolios have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master Portfolios’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master Portfolios’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On July 28, 2015, the Board of Directors of the Master LLC approved changes to certain Master Portfolios’ names and principal investment strategies. Master Premier Institutional Portfolio will change its name to Master Premier Government Institutional Portfolio and Master Institutional Portfolio will change its name to Master Government Institutional Portfolio. Under its new principal investment strategies, each of these Master Portfolios will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. These changes become effective on or about January 4, 2016.

On October 19, 2015, the Boards of the Funds and MuniCash (the “Acquiring Fund”), a series of BlackRock Liquidity Funds, approved the reorganization of the Fund with and into the Acquiring Fund, with the Acquiring Fund continuing as the surviving fund after the reorganization. If approved, the reorganization would result in an in-kind liquidation of Master Institutional Tax-Exempt Portfolio into the Fund. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Fund approved the reorganization, which is expected to be completed on or about January 22, 2016.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	55

Disclosure of Investment Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Master LLC Agreement”) between the Master LLC, on behalf of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”; and (c) the shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund and the interest holders of the Master Portfolios are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master LLC, the Series Fund or any Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Series Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Series Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account

56	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreements (continued)

product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each applicable Fund, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each applicable Fund to BlackRock; (g) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2016; and the Board of the Series Fund, including the Independent Board Members, approved the continuation of the Government Fund Agreement between BlackRock and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between BlackRock and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2016. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC and the Board of the Series Fund considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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Disclosure of Investment Advisory Agreements (continued)

comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund, as applicable. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with the pertinent Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that for each of the one-, three- and five-year periods reported, each of FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund, FFI Select Institutional Fund and FFI Treasury Fund ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, FFI Government Fund ranked in the first, second and first quartiles, respectively, against its Lipper Performance Universe.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the applicable contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Lipper

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Disclosure of Investment Advisory Agreements (continued)

category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the total expense ratio, as well as the actual management fee rate, of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that Master Institutional Tax-Exempt Portfolio’s/FFI Institutional Tax-Exempt Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile, relative to the Feeder Fund’s Expense Peers.

The Board noted that Master Institutional Portfolio’s/FFI Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the third quartile, relative to the Feeder Fund’s Expense Peers.

The Board noted that Master Institutional Portfolio’s/FFI Select Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the third quartile, relative to the Feeder Fund’s Expense Peers. The Board also determined that the Feeder Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets.

The Board noted that Master Premier Institutional Portfolio’s/FFI Premier Institutional Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the third quartile, relative to the Feeder Fund’s Expense Peers.

The Board noted that FFI Government Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	59

Disclosure of Investment Advisory Agreements (concluded)

The Board noted that FFI Treasury Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board additionally noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

The Board noted that each of FFI Government and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse each Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of breakpoints, in the case of each of the Master Portfolios, or revised breakpoints, in the case of FFI Government Fund and FFI Treasury Fund, in the advisory fee based upon the applicable Fund’s asset level. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2016. The Board of the Series Fund, including the Independent Board Members, approved the continuation of (i) the Government Fund Agreement between BlackRock and the Series Fund with respect to FFI Government Fund and (ii) the Treasury Fund Agreement between BlackRock and the Series Fund with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory

In arriving at their decisions to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

60	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, President1 and Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, Director, President2 and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John M. Perlowski was appointed to serve as a Director of the Trust/Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust One Financial Center Boston MA 02111

Transfer Agent Boston Financial Data Services Quincy, MA 02169	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

[1]	President of the Trust.

[2]	President of the Master LLC.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	61

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on Funds’ website at

http://www.fundsforinstitutions.com.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at

http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

62	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2015	63

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectuses. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-10/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: December 28, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: December 28, 2015

3